Prepaid Expenses and Other Current Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Prepaid Expenses and Other Current Assets [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

6. PREPAID EXPENSES AND OTHER CURRENT ASSETS

	December 31, 2020	September 30, 2021
Advances to suppliers	$2,117	$4,681
Other receivables	688	6,330
VAT receivables	2,471	1,207
Deposits	746	746
Total	$6,022	$12,964

The balance of the VAT receivables represented the amount available for future deduction against VAT payable.

5. PREPAID EXPENSES AND OTHER CURRENT ASSETS

	December 31, 2019	December 31, 2020
VAT receivables	$1,748	$2,471
Advances to suppliers	1,038	2,117
Other receivables	627	688
Deposits	535	746
Total	$3,948	$6,022

The balance of the VAT receivables represented the amount available for future deduction against VAT payable.